PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Included in cost of goods sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	$ 134,067	$ 131,617	$ 179,645
Included in expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	140,178	69,271	21,435
Included in inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	3,712	1,476	5,902
Included in research [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment	624,460	183,939	67,693
Vehicles under lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization related to property, plant and equipment		11,433
Included in prototype [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 66,025	$ 79,668